SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) - Dec. 31, 2017 $ in Millions, Rp in Billions	USD ($)	IDR (Rp)
Borrowings and other credit facilities
Total facility		Rp 1,500.0
Facility utilized		888.0
BRI
Borrowings and other credit facilities
Total facility		500.0
BRI | Payment guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized	$ 35.0	472.0
BRI | Performance guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized	1.5	20.0
BNI
Borrowings and other credit facilities
Total facility		500.0
Facility utilized | $	0.0
BNI | Surety bond | Telkomsel
Borrowings and other credit facilities
Facility utilized		1,030.0
Bank Mandiri
Borrowings and other credit facilities
Total facility		500.0
Facility utilized | $	0.0
SCB | Performance guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized	1.5	20.0
Rupiah | BRI
Borrowings and other credit facilities
Facility utilized		191.0
Rupiah | BNI
Borrowings and other credit facilities
Facility utilized		305.0
Rupiah | Bank Mandiri
Borrowings and other credit facilities
Facility utilized		390.0
USD | BNI
Borrowings and other credit facilities
Facility utilized | $	1.0
USD | Bank Mandiri
Borrowings and other credit facilities
Facility utilized | $	1.0
Financial guarantee | BRI | Telkomsel
Borrowings and other credit facilities
Total facility		500.0
Financial guarantee | BNI | Telkomsel
Borrowings and other credit facilities
Total facility		2,100.0
Facility utilized		52.2
Financial guarantee | BNI | Sigma
Borrowings and other credit facilities
Total facility	10.0	350.0
Financial guarantee | Bank Mandiri | TII
Borrowings and other credit facilities
Total facility | $	15.0
Financial guarantee | SCB | Telkomsel
Borrowings and other credit facilities
Total facility | $	$ 3.0
Financial guarantee | PT Bank Central Asia Tbk ("BCA") | Telkomsel
Borrowings and other credit facilities
Total facility		Rp 150.0